Sale of Blackwater - Schedule of Loss on Sale of Blackwater (Details) - Blackwater stream $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interest	$ 150.0
Cash	300.0
Transaction costs incurred	(2.7)
Gain on sale of Blackwater stream	$ 147.3